Debt - Additional Information (Detail) CAD in Millions			3 Months Ended		12 Months Ended
	Mar. 17, 2015 USD ($)	Jan. 15, 2015 CAD	Mar. 28, 2015 USD ($)	Mar. 29, 2014 USD ($)	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Dec. 28, 2012 USD ($)	Mar. 16, 2015 USD ($)	Sep. 08, 2014 USD ($)	Jan. 17, 2014 USD ($)	Jan. 30, 2012 USD ($)
Debt Instrument [Line Items]
Original issuance discount												$ 9,500,000
Proceeds from issuance of debt			$ 104,000,000	$ 306,750,000	$ 762,250,000	$ 234,681,000	$ 726,442,000
Premium of debt instrument			23,078,000		24,247,000
Write-off of costs from extinguishment of debt			688,000
Outstanding letters of credit						26,000,000
Deferred financing fees, net					$ 17,200,000	11,500,000
Financing fees			(799,000)			(3,115,000)	(9,469,000)
Interest expense			22,000,000	$ 17,200,000
Prime Rate [Member] | COLOMBIA
Debt Instrument [Line Items]
Basis spread on variable rate		0.20%
Prime Rate [Member] | CANADA
Debt Instrument [Line Items]
Basis spread on variable rate		0.90%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												150,000,000
Line of credit facility, maximum borrowing capacity	$ 235,000,000								$ 150,000,000
Effective interest rate					4.20%
Revolving credit facility, maturity date	Mar. 17, 2020				Jan. 30, 2017
Outstanding letters of credit			0		$ 0
Revolving Credit Facility [Member] | COLOMBIA
Debt Instrument [Line Items]
Revolving credit commitment | CAD		CAD 6.0
Revolving Credit Facility [Member] | CANADA
Debt Instrument [Line Items]
Revolving credit commitment | CAD		0.5
Revolving Credit Facility [Member] | Mainland [Member]
Debt Instrument [Line Items]
Revolving credit commitment | CAD		CAD 0.4
Revolving Credit Facility [Member] | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					0.50%
Revolving Credit Facility [Member] | Libor Plus Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					2.50%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					3.50%
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility revolving commitments					$ 150,000,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			211,700,000		126,700,000
Outstanding letters of credit			23,300,000		23,300,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			625,000,000		625,000,000	$ 250,000,000
Debt instrument financing fees							$ 9,500,000
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Line of credit facility additional borrowing capacity					$ 135,000,000
Effective interest rate					5.00%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facilities [Member] | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					0.50%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facilities [Member] | Libor Plus Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facilities [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Line of credit facility minimum interest rate					2.25%
Interest rate - Revolving credit commitments, minimum interest rate					2.75%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facilities [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					3.75%
Line of credit facility minimum interest rate					1.25%
Summit Materials And Summit Materials Finance Corp [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												$ 250,000,000
Interest rate												10.50%
Maturity date					Jan. 31, 2020
Summit Materials And Summit Materials Finance Corp [Member] | Senior Notes Additional [Member]
Debt Instrument [Line Items]
Debt instrument, face amount										$ 115,000,000	$ 260,000,000
Proceeds from issuance of debt			409,300,000		$ 409,300,000
Premium of debt instrument			34,300,000		34,300,000
Summit Materials And Summit Materials Finance Corp [Member] | Existing Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 250,000,000		250,000,000
Summit Materials, LLC [Member] | Term Loan Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 422,000,000
Summit Materials, LLC [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												$ 235,000,000
Effective interest rate			4.05%
Summit Materials, LLC [Member] | Revolving Credit Facility [Member] | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			0.50%
Summit Materials, LLC [Member] | Revolving Credit Facility [Member] | Libor Plus Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%
Summit Materials, LLC [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.50%
Summit Materials, LLC [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.50%
Summit Materials, LLC [Member] | Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 422,000,000		$ 422,000,000
Maturity date			Jan. 30, 2019		Jan. 30, 2019
Proceeds from issuance of debt					$ 25,000,000
Quarterly principal repayments percentage			0.25%		0.25%
Frequency of periodic payment			Term debt due on the last business day of each March, June, September and December.		Term debt due on the last business day of each March, June, September and December.
Change in interest rate					1.00%
Summit Materials, LLC [Member] | Senior Secured Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio			4.51
Summit Materials, LLC [Member] | Existing Secured Notes [Member]
Debt Instrument [Line Items]
Write-off of costs from extinguishment of debt								$ 3,100,000
Summit Materials, LLC [Member] | Interest Coverage Ratio Fiscal Quarter Started January 1, 2013 Through December 31, 2014 [Member] | Senior Secured Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio, maximum			1.70		1.70
Summit Materials, LLC [Member] | Interest Coverage Ratio After December 31, 2014 [Member] | Senior Secured Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio, maximum			1.85		1.85
Summit Materials, LLC [Member] | First Lien Leverage Ratio January First Two Thousand And Thirteen Through June Thirty Two Thousand And Fourteen [Member] | Senior Secured Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio					4.75
Summit Materials, LLC [Member] | First Lien Leverage Ratio July First TwoThousand And Fourteen To June Thirty Two Thousand And Fifteen [Member] | Senior Secured Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio					4.50
Summit Materials, LLC [Member] | First Lien Leverage Ratio After June Thirty Two Thousand And Fifteen [Member] | Senior Secured Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio					4.25